Acquisitions and disposals - Schedule of purchase of subsidiaries (Detail) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Acqusition For Subsidiary [Line Items]
Cash Outflow For Purchase Of Subsidiary Acquired	€ (9)	€ 0
Other subsidiaries [Member]
Disclosure Of Acqusition For Subsidiary [Line Items]
Cash Outflow For Purchase Of Subsidiary Acquired	€ (9)	€ 0